Income Taxes (Components of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income Taxes [Abstract]
Current income tax expense (benefit): Federal	$ 275	$ 105
Current income tax expense (benefit): State	69	33
Current Income Tax Expense (Benefit), Total	344	138
Deferred income tax expense (benefit): Federal	(6)	230
Deferred income tax expense (benefit): State	(2)	84
Deferred Income Tax Expense (Benefit), Total	(8)	314
Income Tax Expense (Benefit), Total	$ 336	$ 452